Segment Reporting (Details)	6 Months Ended
Jun. 30, 2023
Segment Reporting (Details) [Line Items]
Operating segment	1
Chief Operating Decision Maker [Member]
Segment Reporting (Details) [Line Items]
Operating segment	1